SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent event [Member] - Maxim Integrated [Member] $ in Thousands, shares in Millions	1 Months Ended
Jan. 31, 2016 USD ($) shares
Subsequent event [Line Items]
Purchase price | $	$ 40,000
Term of manufacturing agreement	15 years
Number of shares issued upon acquisition | shares	3.3